Loan Operations and Lease Operations Portfolio - Summary Sale or Transfer of Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Book value [Member]
Disclosure of loans and lease operations [Line Items]
Assets	R$ 5,111	R$ 5,829
Liabilities	5,029	5,835
Book value [Member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	2	4
Book value [Member] | Working capital [Member]
Disclosure of loans and lease operations [Line Items]
Assets	2,651	2,768
Liabilities	2,570	2,768
Book value [Member] | Corporate loans [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	4	8
Book value [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets	2,460	3,061
Liabilities	2,453	3,055
Estimated fair value [Member]
Disclosure of loans and lease operations [Line Items]
Assets	5,056	5,728
Liabilities	4,966	5,724
Estimated fair value [Member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	2	4
Estimated fair value [Member] | Working capital [Member]
Disclosure of loans and lease operations [Line Items]
Assets	2,651	2,768
Liabilities	2,570	2,768
Estimated fair value [Member] | Corporate loans [member]
Disclosure of loans and lease operations [Line Items]
Liabilities	4	8
Estimated fair value [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets	2,405	2,960
Liabilities	R$ 2,390	R$ 2,944